Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		4 Months Ended	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2014	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Restricted cash	$ 898,225		$ 265,173	$ 868,298
Accrued Interest			28,848	84,921
Courseware, expected useful life				5 years
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	10,686,412	9,110,592	7,614,381	10,746,412	6,972,967
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	31,858,524	9,090,292	9,090,292	23,144,005	8,112,696
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	1,314,732	1,357,143	1,357,143	1,225,564	1,357,143
Convertible debt	$ 775,000	$ 800,000	$ 800,000	$ 775,000	$ 800,000